DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Aug. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

Deposit, prepayments, and other receivables consists of the following:

	August 31, 2024	August 31, 2023

Deposits and Prepayments	$33,406	$20,777
Other receivables (Advances to suppliers)	81,400	596,730
Total	$114,806	$617,507